Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,441,000
Previously Paid Amount	0.00
Total Fee Amount	220.62
Total Offset Amount	0.00
Net Fee	220.62
Narrative - Max Aggregate Offering Price	$ 1,441,000
Final Prospectus	true